Notes Payable - Schedule of Interest Rates and Interest Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 09, 2016
Long-Term Debt [Line Items]
Non-refundable fee—unused facility	0.50%	0.50%	0.50%
Interest expense and service fees	$ 132,326	$ 136,094	$ 138,041
Loss on extinguishment of debt	0	331	992
Deferred financing costs immediately expensed	0	1,228	5,487
Amortization of deferred financing fees	7,179	6,454	7,316
Amortization of original issue discounts	4,490	4,305	3,860
Amortization of net present value of deferred consideration	163	373	632
Other interest expense	518	695	814
Total interest expense	$ 144,676	$ 149,480	$ 157,142
Minimum
Long-Term Debt [Line Items]
Interest rate—LIBOR	5.45%	5.46%	5.14%
Interest rate—alternate base			6.75%
Maximum
Long-Term Debt [Line Items]
Interest rate—LIBOR	6.44%	6.44%	6.68%
Interest rate—alternate base			8.75%
Notes
Long-Term Debt [Line Items]
Interest rate—Notes	10.875%	10.875%	10.875%	10.875%